Shareholders' Equity (Details) - Schedule of summarizes the movement in share capital - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Summarizes the Movement in Share Capital [Abstract]
Issued and paid-in share capital as at January 1	10,943,534	5,582,922
Issued for services during the period	85,449
Vested RSU	107,980
Issued for cash during the period		2,000,000
Exercise of share warrants and options during the year	645,000	3,083,940
Conversion of SAFE instruments		276,672
Issued and paid-in share capital as at December 31	11,781,963	10,943,534